Federated Project and Trade Finance Tender Fund

SUPPLEMENT TO CURRENT PROSPECTUS DATED August 28, 2017
The purpose of this supplement is to update certain information contained in the Prospectus for Federated Project and Trade Finance Tender Fund (“Fund”) regarding the minimum initial investment amount for the Fund. Terms used but not defined herein shall have the meanings ascribed to them in the Prospectus.
1. The Prospectus is hereby supplemented by deleting the following language under the sections entitled “THE OFFERING” and “PURCHASE TERMS”:
“The minimum initial investment in the Fund by any investor is $500,000, and the minimum additional investment in the Fund is $25,000.”
2. The Prospectus is hereby supplemented by replacing the previously-referenced deleted language under the sections entitled “THE OFFERING” and “PURCHASE TERMS” with the following language:
“The minimum initial investment in the Fund by any account is $100,000 with respect to any purchases of Shares accepted on or after the last business day of October 2017, and the minimum additional investment in the Fund is $25,000.”
3. The Prospectus is hereby supplemented by deleting the following language under the section entitled “PURCHASE TERMS”:
“Certain selling brokers, dealers or banks and financial advisors may impose higher investment levels or other requirements.”
4. The Prospectus is hereby supplemented by replacing the previously-referenced deleted language under the section entitled “PURCHASE TERMS” with the following language:
“Certain selling brokers, dealers or banks and financial advisors may impose higher or lower minimum investment levels or other requirements than those imposed by the Fund. The investment minimum with respect to Shares purchased through an omnibus account, including an omnibus account of a bank, broker-dealer, trust company and plan recordkeeper, is calculated at the omnibus account level.”
October 20, 2017
Federated Project and Trade Finance Tender Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q454170 (10/17)
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